Shareholder Report, Line Graph (Details) 197670_RMB Fund_Class I_TSR Annual {Class I} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 01, 2017	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 263,230	$ 234,640	$ 193,061	$ 244,450	$ 187,587	$ 161,406	$ 117,357	$ 120,520	$ 100,000	$ 296,922
S&P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 Index Total Return
Accumulated Value	296,000	236,763	187,479	228,942	177,881	150,239	114,262	119,501	100,000	$ 348,925
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index Total Return
Accumulated Value	$ 282,444	$ 228,131	$ 181,119	$ 224,176	$ 178,397	$ 147,573	$ 112,635	$ 118,865	$ 100,000	$ 330,871